Statements of Net Assets Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments at fair value	$ 208,796,187	$ 186,132,918
Notes receivable from participants	2,441,707	2,146,446
Net assets available for benefits	$ 211,237,894	$ 188,279,364